Debt and Capital Lease Obligations - Senior Unsecured Convertible Notes (Details)			3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 15, 2022	Feb. 14, 2022 USD ($) $ / shares	Jul. 02, 2022 USD ($) $ / shares	Jul. 02, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)
Aggregate principal amount of convertible debt							$ 30,568,000
Debt issuance costs			$ 9,195,000	$ 9,195,000	$ 11,354,000
Interest expense					$ 3,161,000	$ 2,682,000
Senior Unsecured Convertible Notes Due February 15, 2027
Proceeds from issuance of debt		$ 122,191,000
Aggregate principal amount of convertible debt		124,685,000
Discounts		2,494,000	8,212,000	8,212,000
Debt issuance costs		6,384,000
Debt discount		$ 8,878,000
Additional interest rate	2.00%
Interest expense			3,703,000	5,616,000
Accretion of debt discount			444,000	666,000
Principal amount denomination			$ 1,000	$ 1,000
Conversion ratio				0.100
Conversion price | $ / shares			$ 10	$ 10
Debt instrument, threshold conversion period		2 years
Debt instrument, convertible, stock price trigger | $ / shares		$ 14
Debt Instrument, Convertible, Threshold Trading Days		20
Debt instrument, convertible, threshold consecutive trading Days		30
Debt instrument, convertible, average daily trading volume calculation, period		60 days
Debt instrument, convertible, average daily trading volume, threshold amount		$ 15,000,000
Debt instrument after conversion, threshold percentage of free float of common stock		20.00%
Senior Unsecured Convertible Notes Due February 15, 2027 | Maximum
Debt interest rate		11.75%
Senior Unsecured Convertible Notes Due February 15, 2027 | Minimum
Debt interest rate		9.50%